Summary of Significant Accounting Policies - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Percentage of first-in, first-out (FIFO) method inventory	90.30%	88.60%
Increase in inventories if the FIFO inventory valuation method had been used exclusively	$ 3.4	$ 3.1
Stock-based compensation expense	2.3	2.4	$ 3.5
Research and development costs	$ 26.1	$ 31.0	$ 28.7